Income Taxes (Components Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred finish-out allowances from lessors		$ 760			$ 717
Tax over book accrual of pawn loan fees and service charges		7,915			7,578
Ohio Reimbursements		4,821	[1]		0	[1]
Allowance for consumer loan losses		31,801			23,498
Deferred compensation		11,252			8,844
Net operating losses		15,468			5,746
Deferred state credits		1,206			1,306
Investment in Subsidiaries		9,338			0
Other		5,273			3,038
Total deferred tax assets		87,834			50,727
Amortization of acquired intangibles		66,972			56,372
Property and equipment		49,166			45,598
Convertible debt		897			2,180
Other		1,672			1,224
Total deferred tax liabilities		118,707			105,374
Deferred Tax Assets Liabilities Before Valuation Allowance		(30,873)			(54,647)
Valuation Allowance		(21,846)			0
Net deferred tax liabilities		(52,719)			(54,647)
Deferred tax assets	46,429	48,992		39,826	35,065
Non-current deferred tax liabilities, net	$ (96,286)	$ (101,711)		$ (102,048)	$ (89,712)

[1]	See Note 15 for further discussion of the Ohio Reimbursements.